Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,694	$ 1,049
Accrued payables	1,795	714
Contingent consideration	6,843	6,588
Total non-derivatives	$ 10,332	$ 8,351
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	8212.00%	8212.00%
Accrued payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	8212.00%	8212.00%
Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	8212.00%	8212.00%
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,694	$ 1,049
Accrued payables	1,795	714
Contingent consideration	4,199
Total non-derivatives	7,688	1,763
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	2,644	5,194
Total non-derivatives	$ 2,644	5,194
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration		1,394
Total non-derivatives		$ 1,394